Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Lease liabilities
At 31 December 2019	€ 1,511
Lease liabilities [member]
Lease liabilities
At 1 January 2019
Effect of adopting IFRS 16	1,977
Translation adjustment	39
Addition of right-of-use assets	162
Arising on acquisition (note 29)	64
Disposals	(447)
Remeasurements	33
Payments	(386)
Discount unwinding	69
At 31 December 2019	1,511
Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January 2019, net carrying amount
Effect of adopting IFRS 16	1,962
Translation adjustment	39
Transfer from/(to) owned assets	(12)
Additions at cost	162
Arising on acquisition (note 29)	66
Disposals at net carrying amount	(446)
Adjustment as a result of remeasurement of lease liability	33
Depreciation charge for period	(334)
At 31 December 2019, net carrying amount	1,470
Land and buildings [member] | Lease liabilities [member]
Lease liabilities
At 1 January 2019
Effect of adopting IFRS 16	1,493
Translation adjustment	29
Addition of right-of-use assets	47
Arising on acquisition (note 29)	63
Disposals	(386)
Remeasurements	22
Payments	(198)
Discount unwinding	55
At 31 December 2019	1,125
Land and buildings [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January 2019, net carrying amount
Effect of adopting IFRS 16	1,478
Translation adjustment	27
Transfer from/(to) owned assets	5
Additions at cost	47
Arising on acquisition (note 29)	63
Disposals at net carrying amount	(384)
Adjustment as a result of remeasurement of lease liability	22
Depreciation charge for period	(172)
At 31 December 2019, net carrying amount	1,086
Plant and machinery [member] | Lease liabilities [member]
Lease liabilities
At 1 January 2019
Effect of adopting IFRS 16	425
Translation adjustment	10
Addition of right-of-use assets	87
Arising on acquisition (note 29)	1
Disposals	(46)
Remeasurements	8
Payments	(157)
Discount unwinding	12
At 31 December 2019	340
Plant and machinery [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January 2019, net carrying amount
Effect of adopting IFRS 16	424
Translation adjustment	12
Transfer from/(to) owned assets	(17)
Additions at cost	87
Arising on acquisition (note 29)	3
Disposals at net carrying amount	(47)
Adjustment as a result of remeasurement of lease liability	8
Depreciation charge for period	(133)
At 31 December 2019, net carrying amount	337
Other [member] | Lease liabilities [member]
Lease liabilities
At 1 January 2019
Effect of adopting IFRS 16	59
Translation adjustment
Addition of right-of-use assets	28
Arising on acquisition (note 29)
Disposals	(15)
Remeasurements	3
Payments	(31)
Discount unwinding	2
At 31 December 2019	46
Other [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January 2019, net carrying amount
Effect of adopting IFRS 16	60
Translation adjustment
Transfer from/(to) owned assets
Additions at cost	28
Arising on acquisition (note 29)
Disposals at net carrying amount	(15)
Adjustment as a result of remeasurement of lease liability	3
Depreciation charge for period	(29)
At 31 December 2019, net carrying amount	€ 47